Subsequent Events (Details) ¥ in Thousands, $ in Thousands	Jul. 31, 2026 CNY (¥)	Jul. 14, 2026 CNY (¥)	Sep. 09, 2025	Aug. 29, 2025	Jan. 14, 2025	Jul. 31, 2026 USD ($)	Jul. 14, 2026 USD ($)
Subsequent Events [Line Items]
Maturity date			Sep. 08, 2026	Aug. 28, 2028	Jan. 13, 2026
Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount	¥ 30,000	¥ 40,000				$ 4,404	$ 5,872
Subsequent Event [Member] | One-year Loan Agreement [Member]
Subsequent Events [Line Items]
Interest rate	3.00%	3.00%				3.00%	3.00%
Maturity date	Jul. 31, 2027	Jul. 14, 2027